MFS(R) Research Fund

                      Supplement to the Current Prospectus

Effective immediately the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager

Information regarding the portfolio manager of the fund is set forth below.

Portfolio Manager                  Primary Role            Since     Title and Five Year History
Katrina A. Mead                  General Oversight       May 2005    Vice President of MFS;  employed in the investment
                              Over a Team of Analysts                management area of MFS since 1997.


                  The date of this Supplement is May 1, 2005.